Late Remittances (Additional Information) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002 [Member]
EBP, Late Remittances [Line Items]
EBP, Late Remittances Employee Withholdings Amount	$ 15,279